Borrowings - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Mar. 17, 2005	Mar. 17, 2004	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Investment in common securities of the trust			$ 1.2	$ 1.3
Exchange Statutory Trust II
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool	$ 23.0
Term of TPS	30 years
Basis spread on variable rate (in percent)			1.83%
Investment in common securities of the trust	$ 0.7
Investment in preferred interests of the trust by a third party during the period	$ 23.0
Trust preferred securities, period	5 years
Trust preferred securities, prepayment period	5 years
Exchange Statutory Trust II | Subordinated debentures
Borrowings
Term of subordinated notes	30 years
Exchange Statutory Trust I
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool		$ 25.0
Basis spread on variable rate (in percent)			2.70%
Investment in common securities of the trust		$ 0.8